Income Taxes (Period Available To Offset Future Taxable Income) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Income Taxes [Line Items]
Within 5 years	¥ 91,391
6 to 20 years	961,603
Indefinite periods	124,667
Total	¥ 1,177,661